RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
Reliance, Inc. Master 401(k) Plan
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
Reconciliations of net assets and changes in net assets available for benefits as reported on Form 5500 with that reported in the accompanying financial statements

December 31,	2025	2024
Net assets available for benefits as reported on the Form 5500	$1,848,568,908	$1,653,223,283
Adjustment from fair market value per Trustee to NAV for the MIP	680,929	1,707,480
Net assets available for benefits	$1,849,249,837	$1,654,930,763

Year Ended December 31,	2025
Net income as reported on the Form 5500	$158,604,006
Investments:
Adjustment from fair market value per Trustee to NAV for the MIP
Beginning of year	(1,707,480)
End of year	680,929
Net increase before transfers	$157,577,455